Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2016	Mar. 21, 2017
Document Information [Line Items]
Entity Registrant Name	GeoVax Labs, Inc.
Entity Central Index Key	0000832489
Trading Symbol	govx
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		56,218,567
Document Type	POS AM
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 to Form S-1 (this “Post-Effective Amendment”) is being filed pursuant to Section 10(a)(3) of the Securities Act to update our registration statement on Form S-1 (Registration No. 333-208549) (the “Registration Statement”), which was previously declared effective by the Securities and Exchange Commission on April 8, 2015, to (i) include the consolidated financial statements and the notes thereto for the fiscal year ended December 31, 2016, and (ii) update certain other information in the Registration Statement. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement. As permitted by Rule 429, this Post-Effective Amendment includes a combined prospectus intended for use to offer shares pursuant to (1) the Registration Statement, (2) Form S-1 (SEC Reg. No. 333-202897) and (3) Form S-1 (SEC Reg No. 333-206617).